Current liabilities - provisions - Summary of current liabilities - provisions (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of provisions [line items]
Current liabilities - provisions	$ 161	$ 155
Employee benefits [member]
Disclosure of provisions [line items]
Current liabilities - provisions	91	$ 155
Lease make good [member]
Disclosure of provisions [line items]
Current liabilities - provisions	$ 70